Additional Information - Condensed Financial Statements (Condensed Statements of Cash Flows) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Cash Flow Statements, Captions [Line Items]
Net cash flows (used in)/provided by operating activities	$ 182,188	$ 149,664	$ 205,991
Cash flows from financing activities
Proceeds from exercise of options under Sogou 2010 Share Incentive Plan	1	4	0
Proceeds from issuance of Class A Ordinary Shares in IPO, net of issuance costs of US$36,239	622,131	0	0
Repurchase of Pre-IPO Class A Ordinary Shares	(3,190)	0	0
Repurchase of Pre-IPO Series A Preferred Shares	0	0	(99,822)
Net cash flows (used in)/provided by financing activities	618,942	4	(99,822)
Net (decrease)/increase in cash and cash equivalents	408,129	41,594	20,211
Cash and cash equivalents at beginning of the year	286,078	244,484	224,273
Cash and cash equivalents at end of the year	694,207	286,078	244,484
Sogou Inc. [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash flows (used in)/provided by operating activities	(627,457)	1,275	97,237
Cash flows from financing activities
Proceeds from exercise of options under Sogou 2010 Share Incentive Plan	1	4	0
Proceeds from issuance of Class A Ordinary Shares in IPO, net of issuance costs of US$36,239	622,131	0	0
Repurchase of Pre-IPO Class A Ordinary Shares	(3,190)	0	0
Repurchase of Pre-IPO Series A Preferred Shares	0	0	(99,822)
Net cash flows (used in)/provided by financing activities	618,942	4	(99,822)
Net (decrease)/increase in cash and cash equivalents	(8,515)	1,279	(2,585)
Cash and cash equivalents at beginning of the year	9,164	7,885	10,470
Cash and cash equivalents at end of the year	$ 649	$ 9,164	$ 7,885